Commitments	6 Months Ended
Jun. 30, 2022
Capital Commitments [Abstract]
Commitments

22. Commitments

As of June 30, 2022, the Group had no capital commitments. Capital commitments as of December 31, 2021 totaled RMB 146.9 million, which were primarily in conjunction with the construction of its campus in Taicang in the PRC.